COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

(a) Operating lease accounting

The Company leases rooftop, land, other property, and equipment under non-cancellable operating leases whose initial terms are typically 3 to 25 years, with some having a term of 40 years or more, along with options that permit renewals for additional periods. At the inception of each lease, the Company determines if the arrangement is a lease or contains an embedded lease and reviews the facts and circumstances of the arrangement to classify leased assets as operating or finance under Topic 842. The Company has elected not to record any leases with terms of 12 months or less on the balance sheet.

As this time, a certain portion of active leases within the Company portfolio are classified as operating leases under the new standard. Operating leases are included in leases right-of-use (“ROU”) assets, operating lease current liabilities, and operating lease non-current liabilities in the consolidated balance sheet. The ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent our obligation to make minimum lease payment arising from the lease for the duration of the lease term.

Most leases include one or more options to renew, with renewal terms that can extend the lease term from 1 year to 5 years or greater. The exercise of the lease renewal option is typically at our discretion. Additionally, many leases contain early termination clauses, however early termination typically requires the agreement of both parties to the lease. At the lease inception, all renewal options reasonably certain to be exercised are considered when determining the lease term. At this time, the Company does not have operating leases that include options to purchase or automatically transfer ownership of the lease property to the Company. The depreciable life of leased assets is limited by the expected lease term.

To determine the present value of future minimum lease payments, the Company use the implicit rate when readily determinable. At this time, many of the Company leases do not provide an implicit rate; therefore, to determine the present value of minimum lease payments, the Company use its incremental borrowing rate based on the information available at lease commencement date. The ROU assets also include any lease payments made and exclude lease incentives.

The components of lease expenses consisted of the following:

		Year Ended December 31,
Lease cost	Classification	2022
Operating lease cost
Amortization of leased assets	Depreciation, amortization	$710,151
Interest on lease liabilities	Interest expense	1,029,645
Net lease cost		$1,739,796

Lease Term and Discount Rate	December 31, 2022
Weighted-average remaining lease term (years)
Operating leases	23.11
Weighted-average discount rate (%)
Operating leases	6.35%

	Year Ended December 31,
Other information	2020	2021	2022
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,017,981	$1,592,403	$2,719,988
Right of use assets obtained in exchange for lease obligations	$814,811	$145,795	$5,252,612

As of December 31, 2022, future minimum payments required under the operating lease are:

USD
Year ended December 31,
2023	$2,225,284
2024	1,704,494
2025	1,790,875
2026	1,987,099
2027	2,296,868
2028 and later	29,877,920
Total minimum lease payments	39,882,540
Less: Amount representing interest	(17,815,625)
Present value of net minimum lease payments	$22,066,915
Current portion	1,211,706
Non-current portion	20,855,209

(b) Capital commitments

As of December 31, 2022, the Company had capital commitments of approximately $18,186,105. These capital commitments were solely related to contracts signed with vendors for procurement of services or PV related products used for the construction of solar PV systems being developed by the Company.

The capital commitments as at balance sheet date disclosed above do not include those incomplete purchases or acquisitions as at balance sheet dates as the agreements could either be terminated unconditionally without any penalty or cancelable when the closing conditions as specified in the agreements could not be met.

(c) Legal matters

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.